Investments in equity accounted associates - Carrying amount of investment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Mar. 31, 2022	Mar. 30, 2022
Investments in equity accounted associates
Indemnification asset	$ 2,512		$ 2,512
Legal expenses capitalized			148
Share of loss of equity-accounted associates	(515)	$ (1,640)	(10,121)
MX Capital Ltd
Investments in equity accounted associates
Investment in associates at acquisition			15,000
Indemnification asset			(119)
Legal expenses capitalized			148
Contingent consideration - sellers earn-outs			2,297
Contingent consideration - founders earn-outs			258
Liability arising from symmetric put option			9,810
Asset arising from symmetric call option			(2,623)
Initial cost at acquisition			24,771
Share of loss of equity-accounted associates			(8,994)
Share of OCI of equity-accounted associates			104
Carrying amount of investment at December 31, 2022 before impairment			15,881
Investment impairment	0		(15,881)
Castcrown Ltd
Investments in equity accounted associates
Investment in associates at acquisition	515		2,970
Indemnification asset			(105)
Derivative asset arising from call option			(1,799)	$ 1,799	$ (1,799)
Initial cost at acquisition			1,066
Share of loss of equity-accounted associates	$ (515)		$ (1,066)